Note K - Intangible Assets and Goodwill (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization of Intangible Assets	$ 81,237	$ 54,231	$ 298,113	$ 216,069
Research, Development, and Engineering Expense [Member]
Amortization of Intangible Assets			$ 298,000	$ 216,000